Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ (81)	$ (2,946)	$ (11,212)	$ (22,555)
Translation adjustment	3,272	2,140	2,916	(12,142)
Unrealized foreign exchange loss on intercompany loans	(2,380)	(2,130)	(2,899)	12,550
Comprehensive loss	$ 811	$ (2,936)	$ (11,195)	$ (22,147)